Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Convertible Debt Tables
Convertible Notes

Convertible debt outstanding, net of debt discount of $0 on March 31, 2013	$20,727
Add: Issuance of convertible debts, net of debt discount of $11,500	-
Assignment from Nancy Louise Jones, net of debt discount of $60,562	-
Reclassification of Asher $16,000 debt dated November 2, 2012 from nonconvertible debt to convertible debt, net of debt discount of $7,362	8,638
Reclassification of Asher $32,000 debt dated January 30, 2013 from nonconvertible debt to convertible debt, net of debt discount of $32,000	-
Amortization of debt discount	107,183
Less: principal converted into common stock	(114,957)
Convertible debt outstanding, net of debt discount of $4,741	$21,591

Convertible debt outstanding, net of debt discount of $0, on March 31, 2011	$6,790
Less: principal converted into common stock	(2,178)
Add: convertible debt transferred from related party to third party with accrued interest, net of debt discount of $15,120	-
Convertible debt outstanding, net of debt discount of $15,120, on March 31, 2012	$4,612
Add: reclassification from nonconvertible debt to convertible debt, net of debt discount of $45,000	-
Add: issuance of convertible debts, net of debt discount of $70,000	-
Add: reclassification from related-party convertible debt	18,900
Less: principal converted into common stock	(132,905)
Add: amortization of debt discount	130,120
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$20,727